Significant Accounting Policies (Policy)	0 Months Ended
Dec. 12, 2011
Significant Accounting Policies [Abstract]
Use Of Estimates & Indemnifications

Use of Estimates & Indemnifications

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Federal Income Tax

Each Currency Fund and Currency Index Fund is registered as a series of a Delaware statutory trust and will be treated as a partnership for U.S. federal income tax purposes. Accordingly, no Currency Fund or Currency Index Fund expects to incur U.S. federal income tax liability; rather, each beneficial owner of a Currency Fund's or Currency Index Fund's Shares will be required to take into account its allocable share of its Fund's income, gain, loss, deductions and other items for its Fund's taxable year ending with or within the beneficial owner's taxable year.